ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

April 25, 2025

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668

Ladies and Gentlemen:
Pursuant to Rule 485(a)(1) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Funds is Post-Effective Amendment No. 1010 and Amendment No. 1011 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The primary purposes of this filing are to: (i) reflect certain changes to the Funds’ principal investment strategies; and (ii) make certain other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions or require further information, do not hesitate to contact me at noellenadia.filali@usbank.com.

Sincerely,
/s/ Noelle-Nadia A Filali
Noelle-Nadia A Filali
Assistant Secretary